NET REVENUE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Schedule of revenue

Revenue is derived from the following sources:

	Three	Three	Nine	Nine
	Months Ended	Months Ended	Months Ended	Months Ended
	September 30,	September 30,	September 30,	September 30,
	2016	2015	2016	2015

Sales of services	$736,936	$218,377	$1,830,237	$325,913
Payment processing fees	16,532	17,971	30,113	26,710
Kiosk sales	16,429	127,099	165,752	172,294
Other	-	133	146	133
	$769,897	363,580	$2,026,248	$525,050

QPAGOS Corporation - Parent Company [Member]
Schedule of revenue

Revenue is derived from the following sources:

	Year ended December 31, 2015	Year ended December 31, 2014

Sales of services	$739,894	$27,081
Payment processing fees	66,674	-
Kiosk sales	321,239	109,981
Other	137	188
	$1,127,944	$137,250